Subsequent Events (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	May 02, 2020	Apr. 30, 2020	Apr. 22, 2020	Jan. 29, 2019	Jan. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2020	Jul. 03, 2019
Number of shares issued				339,257
Number of shares issued, value				$ 4,390,000		$ 697,000	$ 3,695,000	$ 4,390,000	$ 3,975,000
Principal amount										$ 11,591,000
Subsequent Event [Member] | CARES Act [Member] | Paycheck Protection Program [Member]
Proceeds from loan	$ 1,297,083
Debt instrument interest rate	1.00%
Subsequent Event [Member] | Cleveland Loan [Member]
Principal amount		$ 1,115,000
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Principal amount											$ 1,000,000
Maturity date, description		Extend the maturity date from April 30, 2020 to May 31, 2020.
Debt instrument interest rate											15.00%
Existing Global Airline Customer [Member]
Proceeds from order for additional batteries					$ 4,680,000
Reduction in order for additional batteries due to COVID-19					$ 2,700,000
Two Accredited Investors [Member] | Subsequent Event [Member] | Private Placement [Member]
Number of shares issued			66,250
Common stock per share			$ 4.00
Number of shares issued, value			$ 265,000